DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Tables)	3 Months Ended
Mar. 31, 2020
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Schedule of deposit of interests from consumers and payable to financing partners.

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Deposit of interests from consumers and payable to financing partners	333,587	42,464	25,968
Less: current portion	(314,231)	(42,199)	(25,968)
Non-current portion	19,356	265	—